Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 1,557	¥ 1,441	¥ 993
Provision for credit losses, Allowance for credit losses against loans		805	146	535
Charge-offs, Allowance for credit losses against loans		(95)	0	(21)
Other,Allowance for credit losses against loans	[1]	23	(30)	(66)
Ending balance, Allowance for credit losses against loans		2,290	1,557	1,441
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		1,957	2,110	2,484
Provision for credit losses, Allowance for credit losses against receivables other than loans		30	24	(12)
Charge-offs, Allowance for credit losses against receivables other than loans		(102)
Other, Allowance for credit losses against receivables other than loans	[1]	(6)	(177)	(362)
Ending balance, Allowance for credit losses against receivables other than loans		1,879	1,957	2,110
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,514	3,551	3,477
Provision for credit losses, Total allowance for doubtful accounts		835	170	523
Charge-offs, Total allowance for doubtful accounts		(197)	0	(21)
Other, Total allowance for doubtful accounts	[1]	17	(207)	(428)
Ending balance, Total allowance for doubtful accounts		4,169	3,514	3,551
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1,140	968	912
Provision for credit losses, Allowance for credit losses against loans		7	172	72
Charge-offs, Allowance for credit losses against loans		(95)	0	(16)
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		1,052	1,140	968
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans				66
Provision for credit losses, Allowance for credit losses against loans		364		5
Charge-offs, Allowance for credit losses against loans				(5)
Other,Allowance for credit losses against loans	[1]	6		(66)
Ending balance, Allowance for credit losses against loans		370
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans				7
Provision for credit losses, Allowance for credit losses against loans				(7)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		417	473	8
Provision for credit losses, Allowance for credit losses against loans		434	(26)	465
Charge-offs, Allowance for credit losses against loans		0
Other,Allowance for credit losses against loans	[1]	17	(30)	0
Ending balance, Allowance for credit losses against loans		868	417	473
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			0	0
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans			0	0
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans				¥ 0

[1]	Includes the effect of foreign exchange movements.